Convertible Notes and Warrants (Details)			3 Months Ended		12 Months Ended
	Mar. 06, 2025 USD ($) $ / shares shares	Feb. 14, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares
Short-Term Debt [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 15
Common stock per share (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Number of bitcoin held			1,579		1,094
Number of bitcoin repaid			500
Gain due to changes in fair value			$ (6,534,143)
Common stock issued			$ 4,625		$ 584
Series B Warrants [Member]
Short-Term Debt [Line Items]
Number of common stock shares acquired (in Shares) | shares		500,000
Common stock per share (in Dollars per share) | $ / shares		$ 0.001
December 2024 Initial Investor Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 20,000,000
Conversion price per share (in Dollars per share) | $ / shares			$ 11.5		$ 11.5
Principal amount outstanding			$ 20,000,000		$ 20,000,000
Number of bitcoin held			300
Issue of discount			5.00%		12.00%
Interest expense recognized			$ 1,100,000
Contractual interest expense accrual			600,000
Amortization of the debt discount and debt issuance costs			$ 500,000
December 2024 Initial Investor Note [Member] | Series C Warrants [Member]
Short-Term Debt [Line Items]
Shares issued (in Shares) | shares					869,565
Exercise price (in Dollars per share) | $ / shares					$ 11.5
December 2024 Initial Investor Note [Member] | Series A Warrants [Member]
Short-Term Debt [Line Items]
Shares issued (in Shares) | shares					500,000
Exercise price (in Dollars per share) | $ / shares					$ 12.5
December 2024 Initial Investor Note [Member] | Series B Warrants [Member]
Short-Term Debt [Line Items]
Shares issued (in Shares) | shares					500,000
Exercise price (in Dollars per share) | $ / shares					$ 0.001
March 2025 Investor Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 46,300,000
Conversion price per share (in Dollars per share) | $ / shares	$ 12.5
Shares issued (in Shares) | shares	750,000
Exercise price (in Dollars per share) | $ / shares			$ 15
Common stock per share (in Dollars per share) | $ / shares	$ 15
Principal amount outstanding			$ 46,279,500		$ 0
Issue of discount			7.00%
Interest expense recognized			$ 100,000
Warrants exercisable (in Shares) | shares	925,590
Fair value	$ 59,000,000		$ 52,800,000
Conversion price (in Dollars per share) | $ / shares			$ 12.5
Number of triggering events			6
Excess of fair value over net proceeds received			$ 12,700,000
Gain due to changes in fair value			$ 6,200,000
Warrants issued	3,800,000
Common stock issued	5,800,000
Fee and cost expenses	$ 9,600,000
Accrued interest rate	7.00%
Quarterly payment of common stock par value (in Dollars per share) | $ / shares	$ 12.5
Interest Paid			25
Bitcoin | March 2025 Investor Note [Member]
Short-Term Debt [Line Items]
Crypto asset number of units funded			475
Crypto asset number of units paid			25
Senior Secured Convertible Note [Member] | December 2024 Initial Investor Note [Member]
Short-Term Debt [Line Items]
Principal amount					$ 10,000,000
Minimum [Member] | March 2025 Investor Note [Member]
Short-Term Debt [Line Items]
Stock price in triggering events (in Dollars per share) | $ / shares			$ 15
Maximum [Member] | March 2025 Investor Note [Member]
Short-Term Debt [Line Items]
Stock price in triggering events (in Dollars per share) | $ / shares			$ 40